Income Taxes - Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate [Line Items]
Income tax provision at PRC and U.S. Statutory tax rate, Amount	$ (546,736)	$ (1,052,379)	$ (2,391,430)
Income tax provision at PRC and U.S. Statutory tax rate, Percent	(25.00%)	(21.00%)	(21.00%)
Tax rate difference – current provision, Amount	$ 143,831	$ (103,517)	$ (163,927)
Tax rate difference – current provision, Percent	6.58%	(2.07%)	(1.44%)
Effect of PRC tax holiday, Amount	$ (106,864)	$ (94,083)	$ 151,611
Effect of PRC tax holiday, Percent	(4.89%)	(1.88%)	1.33%
Non-deductible item:
Non-deductible share-based compensation, Amount	$ 203,532	$ 397,497	$ 773,162
Non-deductible share-based compensation, Percent	9.31%	7.93%	6.79%
Valuation allowance:
Total income tax expense		$ 6,596
Income tax expense and effective tax rate, Percent	0.00%	(0.13%)
BVI [Member]
Valuation allowance:
Valuation allowance, Amount
Valuation allowance, Percent
US [Member]
Valuation allowance:
Valuation allowance, Amount	$ (30,419)	$ 56,833	$ 610,109
Valuation allowance, Percent	(1.39%)	1.13%	5.36%
PRC [Member]
Valuation allowance:
Valuation allowance, Amount	$ 336,656	$ 802,245	$ 1,020,475
Valuation allowance, Percent	15.39%	16.01%	8.96%